Equity (Details 1) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life	5 years	5 years
Expected volatility in market price of shares		50.00%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	15.00%	15.00%
Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	0.32%	1.17%
Expected volatility in market price of shares	72.00%
Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	0.39%	1.83%
Expected volatility in market price of shares	77.00%